CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Capital Improvements, Newbuildings and Vessel Purchase Deposits

(in thousands of $)	June 30, 2025	December 31, 2024
Capital improvements in progress	23,844	15,758
Newbuildings	150,740	146,496
Total	174,584	162,254